UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch
              Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2006

Date of reporting period: 02/01/06 - 04/30/06

Item 1 - Schedule of Investments

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of April 30, 2006                      (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                          Value
------------------------------------------------------------------------------------------------------------------------------
New Jersey - 91.3%  $  2,000   Bergen County, New Jersey, Improvement Authority, School District, GO (Wyckoff
                               Township Board of Education Project), 5% due 4/01/2032                                 $  2,074
                    ----------------------------------------------------------------------------------------------------------
                               Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                               Resource Recovery, Revenue Refunding Bonds, AMT:
                         340       Series A, 7.50% due 12/01/2010                                                          344
                         190       Series B, 7.50% due 12/01/2009                                                          192
                    ----------------------------------------------------------------------------------------------------------
                       1,000   Cape May Point, New Jersey, GO, 5.70% due 3/15/2013                                       1,037
                    ----------------------------------------------------------------------------------------------------------
                       2,450   Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge
                               Revenue Refunding Bonds, 5% due 7/01/2024                                                 2,514
                    ----------------------------------------------------------------------------------------------------------
                       4,135   Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue
                               Bonds, Series B, 5.24% due 11/01/2027 (d)(m)                                              1,441
                    ----------------------------------------------------------------------------------------------------------
                               Garden State Preservation Trust of New Jersey, Open Space and Farmland
                               Preservation Revenue Bonds, Series A (d):
                       1,640       5.80% due 11/01/2022                                                                  1,853
                       2,080       5.75% due 11/01/2028                                                                  2,436
                    ----------------------------------------------------------------------------------------------------------
                       1,705   Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue
                               Bonds (Golf Course Projects), 5.25% due 6/01/2026                                         1,812
                    ----------------------------------------------------------------------------------------------------------
                       1,000   Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue
                               Refunding Bonds (Amerada Hess Corporation), 6.05% due 9/15/2034                           1,067
                    ----------------------------------------------------------------------------------------------------------
                               New Jersey EDA, Cigarette Tax Revenue Bonds:
                         520       5.625% due 6/15/2019                                                                    545
                         590       5.75% due 6/15/2029                                                                     623
                         125       5.50% due 6/15/2031                                                                     129
                         230       5.75% due 6/15/2034                                                                     242
                    ----------------------------------------------------------------------------------------------------------
                               New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey):
                         600       5.25% due 6/01/2024                                                                     627
                         500       5.25% due 6/01/2032                                                                     523
                    ----------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch New Jersey Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

 AMT   Alternative Minimum Tax (subject to)
 EDA   Economic Development Authority
 EDR   Economic Development Revenue Bonds
  GO   General Obligation Bonds
 IDR   Industrial Development Revenue Bonds
 M/F   Multi-Family
 RIB   Residual Interest Bonds
VRDN   Variable Rate Demand Notes

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of April 30, 2006                      (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                          Value
------------------------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, First Mortgage Revenue Bonds:
                    $  1,000       (Lions Gate Project), Series A, 5.875% due 1/01/2037                               $  1,019
                       1,330       (The Presbyterian Home), Series A, 6.375% due 11/01/2031                              1,382
                       1,630       (The Presbyterian Home), Series B, 5.75% due 11/01/2031                               1,631
                    ----------------------------------------------------------------------------------------------------------
                               New Jersey EDA, First Mortgage Revenue Refunding Bonds, Series A:
                         585       (Fellowship Village), 5.30% due 1/01/2010                                               598
                       1,500       (The Winchester Gardens at Ward Homestead Project), 5.80% due 11/01/2031              1,585
                    ----------------------------------------------------------------------------------------------------------
                       1,250   New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due 10/01/2014         1,283
                    ----------------------------------------------------------------------------------------------------------
                               New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (e):
                       1,675       4.82% due 7/01/2021 (m)                                                                 815
                       2,100       5% due 7/01/2029                                                                      2,165
                         880       5% due 7/01/2034                                                                        906
                    ----------------------------------------------------------------------------------------------------------
                         425   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                               Facility), Series A, 7.25% due 11/15/2031                                                   458
                    ----------------------------------------------------------------------------------------------------------
                       1,075   New Jersey EDA, Revenue Bonds (American Airlines Inc. Project), AMT, 7.10%
                               due 11/01/2031                                                                            1,006
                    ----------------------------------------------------------------------------------------------------------
                               New Jersey EDA, School Facilities Construction Revenue Bonds:
                       1,700       Series L, 5% due 3/01/2030 (d)                                                        1,759
                       1,590       Series O, 5.25% due 3/01/2023                                                         1,684
                    ----------------------------------------------------------------------------------------------------------
                       1,000   New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management
                               Inc.), AMT, Series A, 5.30% due 6/01/2015                                                 1,036
                    ----------------------------------------------------------------------------------------------------------
                       3,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                               Project), AMT, 6.25% due 9/15/2019                                                        2,952
                    ----------------------------------------------------------------------------------------------------------
                       2,000   New Jersey EDA, State Contract Revenue Refunding Bonds (Economic Fund),
                               Series A, 5.25% due 3/15/2021 (e)(m)                                                        987
                    ----------------------------------------------------------------------------------------------------------
                       3,500   New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects),
                               6.25% due 6/15/2010 (a)(f)                                                                3,831
                    ----------------------------------------------------------------------------------------------------------
                       1,100   New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of
                               New Jersey Inc. Project), VRDN, Series A, 3.70% due 11/01/2026 (a)(k)                     1,100
                    ----------------------------------------------------------------------------------------------------------
                               New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
                         500       (Avalon at Hillsborough), AMT, Series A, 6.625% due 7/01/2035                           503
                         460       (Children's Specialized Hospital), Series A, 5.50% due 7/01/2036                        472
                         750       (Hunterdon Medical Center), Series A, 5.25% due 7/01/2025                               776
                       1,000       (Hunterdon Medical Center), Series A, 5.125% due 7/01/2035                            1,004
                       1,150       (Pascack Valley Hospital Association), 6.625% due 7/01/2036                           1,183
                       1,040       (RWJ Healthcare Corporation), Series B, 5% due 7/01/2035 (i)                          1,056
                       2,500       (Robert Wood Johnson University Hospital), 5.75% due 7/01/2025                        2,634
                       1,500       (South Jersey Hospital), 6% due 7/01/2026                                             1,587
                    ----------------------------------------------------------------------------------------------------------

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of April 30, 2006                      (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                          Value
------------------------------------------------------------------------------------------------------------------------------
                               New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
                    $    910       (Atlantic City Medical Center), 6.25% due 7/01/2017                                $  1,001
                       1,500       (Bayshore Community Hospital), 5.125% due 7/01/2032 (i)                               1,531
                         600       (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                             633
                         400       (Trinitas Hospital Obligation Group), 7.40% due 7/01/2020                               444
                    ----------------------------------------------------------------------------------------------------------
                         805   New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                               (Convention Center), 5.50% due 3/01/2021 (e)                                                900
                    ----------------------------------------------------------------------------------------------------------
                         200   New Jersey Sports and Exposition Authority, State Contract Revenue Bonds, VRDN,
                               Series C, 3.72% due 9/01/2024 (e)(k)                                                        200
                    ----------------------------------------------------------------------------------------------------------
                         800   New Jersey State Educational Facilities Authority, Higher Education, Capital
                               Improvement Revenue Bonds, Series A, 5.125% due 9/01/2022 (a)                               839
                    ----------------------------------------------------------------------------------------------------------
                               New Jersey State Educational Facilities Authority Revenue Bonds:
                         750       (Georgian Court College Project), Series C, 6.50% due 7/01/2033                         827
                       1,000       (New Jersey Institute of Technology), Series G, 5.25% due 7/01/2019 (e)               1,053
                       1,120       (Public Library Project Grant Issue), Series A, 5.50% due 9/01/2019 (a)               1,206
                       1,000       (Rider University), Series A, 5.125% due 7/01/2028 (i)                                1,037
                         715       (Rowan University), Series C, 5.125% due 7/01/2028 (e)                                  747
                         650       (Rowan University), Series C, 5% due 7/01/2034 (e)                                      670
                    ----------------------------------------------------------------------------------------------------------
                       2,175   New Jersey State Housing and Mortgage Financing Agency, Capital Fund Program
                               Revenue Bonds, Series A, 4.70% due 11/01/2025 (d)                                         2,178
                    ----------------------------------------------------------------------------------------------------------
                       2,770   New Jersey State Housing and Mortgage Financing Agency, M/F Revenue Bonds, RIB,
                               AMT, Series 1012, 5.97% due 11/01/2035 (b)(c)                                             2,698
                    ----------------------------------------------------------------------------------------------------------
                               New Jersey State Transportation Trust Fund Authority, Transportation System
                               Revenue Bonds, Series D:
                       1,880       5% due 6/15/2020                                                                      1,942
                       3,000       5% due 6/15/2020 (d)                                                                  3,123
                    ----------------------------------------------------------------------------------------------------------
                               New Jersey State Transportation Trust Fund Authority, Transportation System
                               Revenue Refunding Bonds, Series B (e):
                       1,560       6.50% due 6/15/2010                                                                   1,717
                         940       6.50% due 6/15/2010 (g)                                                               1,038
                       1,800       5.50% due 12/15/2021                                                                  2,015
                    ----------------------------------------------------------------------------------------------------------
                               New Jersey State Turnpike Authority, Turnpike Revenue Bonds:
                       1,510       Series B, 5.15% due 1/01/2035 (a)(m)                                                    992
                       2,500       Series C, 5% due 1/01/2030 (d)                                                        2,585
                    ----------------------------------------------------------------------------------------------------------
                       1,000   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A,
                               5% due 1/01/2027 (b)                                                                      1,031
                    ----------------------------------------------------------------------------------------------------------
                         960   Newark, New Jersey, Health Care Facility Revenue Refunding Bonds (New Community
                               Urban Renewal),  Series A, 5.20% due 6/01/2030 (h)(j)                                     1,004
                    ----------------------------------------------------------------------------------------------------------

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of April 30, 2006                      (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                          Value
------------------------------------------------------------------------------------------------------------------------------
                               Port Authority of New York and New Jersey, Consolidated Revenue Bonds:
                    $  1,000       85th Series, 5.20% due 9/01/2018                                                   $  1,068
                       1,000       93rd Series, 6.125% due 6/01/2094                                                     1,166
                    ----------------------------------------------------------------------------------------------------------
                               Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                               (JFK International Air Terminal LLC), AMT (e):
                       1,000       RIB, Series 157, 7.36% due 12/01/2022 (c)                                             1,094
                       1,750       Series 6, 6.25% due 12/01/2011                                                        1,921
                    ----------------------------------------------------------------------------------------------------------
                         600   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                               Bonds (Versatile Structure Obligation), VRDN, Series 3, 3.67% due 6/01/2020 (k)             600
                    ----------------------------------------------------------------------------------------------------------
                       1,500   South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, AMT,
                               5.20% due 1/01/2023                                                                       1,533
                    ----------------------------------------------------------------------------------------------------------
                       1,195   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                               Bonds, 7% due 6/01/2041                                                                   1,352
                    ----------------------------------------------------------------------------------------------------------
                       2,000   Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding
                               Bonds (Ogden Martin System of Union, Inc.), AMT, Series A, 5.50% due 6/01/2010 (a)        2,115
                    ----------------------------------------------------------------------------------------------------------
                               University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A (a):
                       1,030       5.50% due 12/01/2027                                                                  1,108
                       1,500       5% due 12/01/2031                                                                     1,541
------------------------------------------------------------------------------------------------------------------------------
Guam - 1.8%              750   Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75%
                               due 10/01/2033                                                                              836
                    ----------------------------------------------------------------------------------------------------------
                       1,000   Guam Government Waterworks Authority, Water and Wastewater System, Revenue
                               Refunding Bonds, 5.875% due 7/01/2035                                                     1,045
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.9%       660   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                               Revenue Refunding Bonds, Series K, 5% due 7/01/2045                                         658
                    ----------------------------------------------------------------------------------------------------------
                       1,170   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.25%
                               due 7/01/2029 (d)                                                                         1,233
                    ----------------------------------------------------------------------------------------------------------
                       1,345   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                               Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                               Series A, 6.45% due 12/01/2025                                                            1,209
------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin            1,400   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 2.2%                 Coker Project), AMT, 6.50% due 7/01/2021                                                  1,573
                    ----------------------------------------------------------------------------------------------------------
                         750   Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                               (Hovensa Refinery), AMT, 5.875% due 7/01/2022                                               813
------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds (Cost - $100,426) - 98.2%                                         105,147
------------------------------------------------------------------------------------------------------------------------------

                      Shares
                        Held   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------
                          44   CMA New Jersey Municipal Money Fund, 2.99% (l)(n)                                            44
------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Securities (Cost - $44) - 0.0%                                              44
------------------------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost - $100,470*) - 98.2%                                            105,191

                               Other Assets Less Liabilities - 1.8%                                                      1,910
                                                                                                                      --------
                               Net Assets - 100.0%                                                                    $107,101
                                                                                                                      ========

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of April 30, 2006                      (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 100,470
                                                                      =========
      Gross unrealized appreciation                                   $   5,089
      Gross unrealized depreciation                                        (368)
                                                                      ---------
      Net unrealized appreciation                                     $   4,721
                                                                      =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.
(g)   Escrowed to maturity.
(h)   GNMA Collateralized.
(i)   Radian Insured.
(j)   FHA Insured.
(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Dividend
      Affiliate                                       Activity            Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund                 (80)              $ 14
      --------------------------------------------------------------------------

(m) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(n)   Represents the current yield as of 4/30/2006.
o Forward interest rate swaps outstanding as of April 30, 2006 were as follows:

      --------------------------------------------------------------------------
                                                     Notional        Unrealized
                                                      Amount        Appreciation
      --------------------------------------------------------------------------
      Pay a fixed rate of 4.069% and receive
      a floating rate based on 1-week USD
      Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires June 2021                              $ 8,000           $  140
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: June 22, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: June 22, 2006